Risk/Return Summary - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund	Apr. 29, 2022
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® California Limited Term Tax-Free Bond Fund April 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses